Summary of Significant Accounting Policies - Schedule of Acquired Intangible Assets, Net Estimated Average Useful Lives (Details)		12 Months Ended
	Sep. 13, 2016	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	10 years
License And Related Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		15 years
License And Related Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		10 years
Completed Technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		5 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		4 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		5 years